Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Income Statement [Abstract]
Summary of Other Income, Net

9.1  Other income, net

	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Government grants*	1,218	1,054	805
Waiver of trade payables	—	—	600
Covid-19 - related rent concessions from a lessor (Note 24)	778	—	—
Foreign exchange differences, net	361	1,173	(536)
Additional deduction of VAT	1,864	684	23
Bad debt recovery	—	200	2,801
Others	164	719	—
Total other income, net	4,385	3,830	3,693

*

Various government grants were received with the aim to promote research and development as the Group operates within the cultural and creative industry. There are no unfulfilled conditions or contingencies relating to these grants.

Summary of Finance Costs	9.2 Finance costs
	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Interest on loans and borrowings	7,544	2,629	1,769
Interest on lease liabilities	2,561	613	141
Total finance costs	10,105	3,242	1,910

Summary of Finance Income

9.3  Finance income

	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Bank interest income	45	155	59
Interest income on loans receivable	1,527	—	—
Interest income on net investments in subleases	49	103	—
Total finance income	1,621	258	59

Summary of Depreciation, Amortisation and Costs of Inventories

9.4  Depreciation, amortisation and costs of inventories

	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Included in cost of sales:
Depreciation of property, plant and equipment	1,448	233	30
Depreciation of right-of-use assets	1,955	66	—
Amortisation of intangible assets	5,326	3,720	2,557
Costs of inventories recognised as an expense	11,489	12,465	15,484
Included in selling expenses:
Depreciation of right‑of‑use assets	516	489	885
Included in administrative expenses:
Depreciation of property, plant and equipment	809	1,018	804
Depreciation of right‑of‑use assets	2,009	1,063	1,054
Amortisation of intangible assets	40	42	35

Summary of Wages and Salaries and Pension Scheme Contributions

9.6  Wages and salaries and pension scheme contributions

	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Wages and salaries	29,798	19,245	21,155
Equity-settled share-based payment expenses	19,416	—	—
Pension scheme contributions	129	3,053	4,249